Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,957,334	6,957,334
Common stock, shares outstanding	6,957,334	6,957,334
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	1,379,675	1,800,000	1,800,000
Common stock, shares outstanding	1,379,675	1,800,000	1,800,000
Previously Reported | Class A Common Stock
Common stock, shares issued		5,235,131	5,235,131
Common stock, shares outstanding		5,235,131	5,235,131